SHAREHOLDERS' EQUITY (Schedule of Assumptions Used to Calculate Fair Value of Options Granted) (Details) - Employees, officers and directors [Member]	12 Months Ended
Dec. 31, 2020 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of one ordinary share	$ 9.845
Expected volatility	46.07%
Risk-free interest rate	0.53%
Early exercise multiple (“EEM”)	0.00%
Contractual term	6 years 8 months 12 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of one ordinary share	$ 21.98
Expected volatility	49.22%
Risk-free interest rate	1.74%
Early exercise multiple (“EEM”)	250.00%
Contractual term	7 years